CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 513,980	$ 643,619
Short-term investments	159,495	239,216
Accounts receivable, net of allowances for doubtful accounts of $11,492 and $9,262, respectively (include due from related parties of $5,959 and $5,050 as of December 31, 2011 and 2010, respectively)	112,469	89,843
Prepaid expenses and other current assets	41,966	35,981
Total current assets	827,910	1,008,659
Property and equipment, net	74,511	33,289
Equity investments	463,939	508,113
Intangible assets, net	815	1,524
Goodwill	15,159	84,050
Other assets	9,113	455
Total assets	1,391,447	1,636,090
Current liabilities:
Accounts payable	8,854	3,963
Accrued liabilities	140,476	96,192
Income taxes payable	14,717	17,011
Deferred revenue	34,496	31,858
Convertible debt	2,200	99,000
Total current liabilities	200,743	248,024
Long-term liabilities:
Deferred revenue	126,529	145,274
Other liabilities	1,826	2,266
Total long-term liabilities	128,355	147,540
Total liabilities	329,098	395,564
Commitments and contingencies (Note 16)
SINA shareholders' equity:
Ordinary shares: $0.133 par value; 150,000 shares authorized; 66,143 and 61,775 shares issued and outstanding as of December 31, 2011 and 2010, respectively	8,797	8,216
Additional paid-in capital	715,098	596,110
Accumulated other comprehensive income	62,497	63,612
Retained earnings	269,278	571,370
Total SINA shareholders' equity	1,055,670	1,239,308
Noncontrolling interests	6,679	1,218
Total shareholders' equity	1,062,349	1,240,526
Total liabilities and shareholders' equity	$ 1,391,447	$ 1,636,090